Financial instruments - Derivatives, cash flow and credit risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivatives
Financial instruments
Maximum credit exposure	€ 6,497	€ 2,513
Derivatives - cash flow hedging instruments | Less than 1 year
Financial instruments
Cash flow from derivative financial instruments	(539)	(2,377)
Derivatives - cash flow hedging instruments | 1 - 3 years
Financial instruments
Cash flow from derivative financial instruments	2	(50)
Derivatives - not designated as hedging instruments | Less than 1 year
Financial instruments
Cash flow from derivative financial instruments	€ (33,914)	€ (8,356)